CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 01, 2012	Mar. 27, 2011	Mar. 28, 2010
Operating Activities:
Net income (loss)	$ 3,997	$ 1,335	$ (8,943)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	19,938	21,602	20,085
Amortization of deferred debt issuance costs	265	749	318
Non-cash impairment charges	2,625		12,347
Deferred income taxes	(2,352)	(791)	865
Stock-based compensation	2,753	2,701	450
(Gain) loss on disposal of assets		(30)	30
Write-off of abandoned projects		159
Change in restricted cash	(1,095)
Change in operating assets and liabilities that provided (used) cash:
Receivables	(308)	(661)	(270)
Inventories	440	1,234	(373)
Prepaid expenses and other current assets	(1,051)	241	560
Income taxes and other long-term liabilities	538	759	(71)
Other assets	349	199	506
Accounts payable	4,576	2,355	123
Other long-term liabilities	6	(27)
Accrued expenses and deferred obligations under operating leases	2,910	(2,271)	2,013
Net cash provided by operating activities	33,531	27,511	27,608
Investing Activities:
Expenditures for property and equipment and computer software	(10,122)	(8,053)	(17,174)
Collection of insurance proceeds			174
Proceeds from sales of investment securities, available for sale, net	64	89	338
Cash proceeds from disposal of property and equipment		43
Net cash used in investing activities	(10,058)	(7,921)	(16,662)
Financing Activities:
Borrowings on line of credit	22,746	104,817	99,946
Repayments on line of credit	(28,435)	(121,531)	(110,894)
Dividends paid on Series B preferred stock	(630)	(999)	(1,000)
Dividends paid on common stock	(1,432)
Payment by the Company for payroll taxes withheld from the employee by withholding Class A common stock as treasury shares upon vesting of restricted shares	(99)
Debt issuance costs		(777)	(757)
Stock registration costs			(245)
Proceeds from issuance of common stock and Class A common stock upon exercise of stock options	923	337	639
Net cash used in financing activities	(6,867)	(18,110)	(12,279)
Net increase (decrease) in cash and cash equivalents	16,606	1,480	(1,333)
Cash and cash equivalents, beginning of year	4,038	2,558	3,891
Cash and cash equivalents, end of year	20,644	4,038	2,558
Cash paid during the fiscal year for:
Interest	209	958	1,405
Income taxes	1,805	527	875
Noncash investing and financing activities
Acquired property and equipment for which cash payments had not yet been made	1,974	783	330
Conversion of Series B preferred stock into Common Stock	(19,756)
Reclassification of Class A Common Stock to Common Stock	(1,096)
Retirement of treasury stock	(482)
Net decrease (increase) in unrealized loss on investment securities available for sale, net of tax	(6)	58	185
Common Stock
Noncash investing and financing activities
Accrued but unpaid dividends	1,431
Series B Mandatory Redeemable Convertible Preferred Stock
Noncash investing and financing activities
Accrued but unpaid dividends		236	238
Stock Option [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Tax benefit from share-based compensation, operating activities	(23)	(43)	(32)
Financing Activities:
Tax benefit from share-based compensation, financing activities	23	43	32
Restricted Class A Common Stock [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Tax benefit from share-based compensation, operating activities	(37)
Financing Activities:
Tax benefit from share-based compensation, financing activities	$ 37